UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

12/31

Date of reporting period:  03/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 11.9%
	BIOTECHNOLOGY - 0.9%
10,000	Celera Corp. *	$ 71,000

	HEALTHCARE-PRODUCTS - 1.8%
13,632	Syneron Medical Ltd. *	148,998

	INTERNET - 1.0%
3,000	eBay, Inc. *	80,850

	MINING - 1.2%
10,000	Yamana Gold, Inc.	98,500

	MISCELLANEOUS MANUFACTURING - 1.8%
25,500	Eastman Kodak Co. *	147,645

	OIL & GAS - 1.3%
1,800	BP PLC - ADR	102,726

	REITS - 0.7%
3,500	Whiterock Real Estate Investment Trust *	52,850

	SOFTWARE - 2.7%
10,300	Bridgewater Systems Corp. *	94,946
20,000	Novell, Inc. *	119,800
		214,746
	TELECOMMUNICATIONS - 0.5%
1,500	Bell Aliant Regional Communications Income Fund	37,544

	TOTAL COMMON STOCK ( Cost - $880,140)	954,859

	EXCHANGE TRADED FUNDS - 0.5%
	ASSET ALLOCATION FUND - 0.5%
1,730	WisdomTree Dreyfus Chinese Yuan Fund *
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $43,823)	43,509

	MUTUAL FUNDS - 3.5%
	CLOSED-END FUNDS - 3.5%
15,000	Aberdeen Asia-Pacific Income Fund, Inc.	97,800
2,112	Aberdeen Global Income Fund, Inc.	24,795
4,500	Cohen & Steers Infrastructure Fund, Inc.	67,005
7,525	S&P Quality Rankings Global Equity Managed Trust	93,761
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $269,603)	283,361

	TOTAL INVESTMENTS - 15.9% ( Cost - $1,193,566) (a)	$ 1,281,729
	OTHER ASSETS LESS LIABILITIES - 84.1%	6,763,004
	NET ASSETS - 100.0%	$ 8,044,733

Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)

*	Non-income producing security.
	ADR - American Depositary Receipts
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 91,095
	Unrealized depreciation	(2,932)
	Net unrealized appreciation	$ 88,163

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Contracts **		Value
	SCHEDULE OF OPTIONS WRITTEN
	CALL OPTIONS
50	Yamana Gold, Inc. @ 10 April 2010	$ 1,150
50	Yamana Gold, Inc. @ 11 April 2010	250
100	Eastman Kodak Co. @ 6 April 2010	2,000
20	eBay, Inc. @ 27 May 2010	2,620
	TOTAL OPTIONS WRITTEN (Proceeds $11,228)	$ 6,020

**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepatment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 954,859	$ -	$ -	$ 954,859
Exchange Traded Fund	$ 43,509	$ -	$ -	$ 43,509
Mutual Funds	$ 283,361	$ -	$ -	$ 283,361
Total	$ 1,281,729	$ -	$ -	$ 1,281,729
Liabilities *
Open Written Options	$ 6,020	$ -	$ -	$ 6,020
Total	$ 6,020	$ -	$ -	$ 6,020
The Fund did not hold any Level 3 securities during the year.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/18/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/18/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

05/18/10